Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosure(1)
							Value of Fixed $100 Investment Based On:		(in thousands)
Year	Summary Compensation Table Total for First PEO(2) ($)	Compensation Actually Paid for First PEO(3) ($)	Summary Compensation Table Total for Second PEO(2) ($)	Compensation Actually Paid for Second PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid for Non-PEO NEOs(5) ($)	Unity TSR(6) ($)	S&P 500 I.T. Sector TSR(7) ($)	Unity Net Income (Loss)(8) ($)	Unity Revenue (9)(10) ($)
2023	27,130,731	13,547,993	6,194,881	8,432,881	9,064,060	18,648,904	60	173	(826,322)	2,187,317
2022	11,805,430	(213,136,090)	0	0	21,787,435	(3,571,284)	42	111	(919,488)	1,391,034
2021	12,501,471	(17,400,715)	0	0	17,015,624	10,716,783	209	156	(532,607)	1,110,526
2020	22,001,733	682,364,174	0	0	4,309,810	90,477,822	225	117	(282,308)	772,445
	*Total Shareholder Return is shown as “TSR” in the table above.
Company Selected Measure Name	Revenue.
Named Executive Officers, Footnote	.
Peer Group Issuers, Footnote	Weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Information Technology Sector Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported under Compensation Actually Paid (“CAP”) for First PEO and Compensation Actually Paid Total for Second PEO represent the “compensation actually paid” to Mr. Riccitiello and to Mr. Whitehurst, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Riccitiello or Mr. Whitehurst. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Riccitiello’s and Mr. Whitehurst’s total compensation to determine the compensation actually paid in the applicable year:

PEO "CAP" Calculation Detail
	First PEO(c)				Second PEO
Compensation Element	2020	2021	2022	2023	2023
SCT Reported Total Compensation	$22,001,733	$12,501,471	$11,805,430	$27,130,731	$6,194,881
Aggregate SCT Reported Equity Compensation (-)(a)	($21,157,519)	($11,503,221)	($11,425,414)	($26,750,715)	($5,940,000)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)(b)(i)	$186,322,120	$20,244,142	$2,647,018	$0	$8,178,000
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)(b)(ii)	$285,950,938	($21,832,049)	($166,177,226)	$9,748,047	$0
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)(b)(iii)	$0	$0	$1,137,021	$0	$0
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)(b)(iv)	$209,246,902	($16,811,058)	($51,122,919)	$3,419,930	$0
"Compensation Actually Paid" Determination	$682,364,174	($17,400,715)	($213,136,090)	$13,547,993	$8,432,881
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Note, adjustments inapplicable to the covered executive are not reflected in the chart above. The valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of grant.
c.Additional valuations were performed to capture the modifications of the First PEO's awards.

Non-PEO NEO Average Total Compensation Amount	$ 9,064,060	$ 21,787,435	$ 17,015,624	$ 4,309,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,648,904	(3,571,284)	10,716,783	90,477,822
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported under Average Compensation Actually Paid for Non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEOs), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Riccitiello and Mr. Whitehurst) during the applicable year. The following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Riccitiello and Mr. Whitehurst) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Average Non-PEO NEOs "CAP" Calculation Detail
	Year
Compensation Element	2020	2021	2022	2023
SCT Reported Total Compensation	$4,309,810	$17,015,624	$21,787,435	$9,064,060
Aggregate SCT Reported Equity Compensation (-)	($3,652,913)	($16,013,377)	($21,340,447)	($8,563,091)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$40,050,353	$18,902,371	$12,080,932	$12,126,352
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$38,488,294	($9,078,025)	($12,104,442)	$5,342,022
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$1,487,396	$948,478	$125,055
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	$11,282,278	($1,597,206)	($4,943,240)	$554,506
"Compensation Actually Paid" Determination	$90,477,822	$10,716,783	($3,571,284)	$18,648,904

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 60	42	209	225
Peer Group Total Shareholder Return Amount	173	111	156	117
Net Income (Loss)	$ (826,322,000)	$ (919,488,000)	$ (532,607,000)	$ (282,308,000)
Company Selected Measure Amount	2,187,317,000	1,391,034,000	1,110,526,000	772,445,000
PEO Name		John Riccitiello	John Riccitiello	John Riccitiello
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the Company’s performance, refer to “Compensation Discussion & Analysis” above.
The dollar amounts reported under Summary Compensation Table Total for First PEO and Summary Compensation Table Total for Second PEO are the amounts of total compensation reported for Mr. Riccitiello and for Mr. Whitehurst for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”The dollar amounts reported under Average Summary Compensation Table Total for Non-PEO NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year.Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For purposes of the Company’s 2020 cumulative total shareholder return, the measurement period begins at the Company’s September 2020 initial public offering.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year. As noted in the "Compensation Discussion & Analysis" above, this measure is one of two evenly weighted corporate performance metrics (along with Adjusted EBITDA Margin) for the Cash Incentive Bonus Plan for 2023.
Relationship Disclosures
Our Human Capital and Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. To promote strong pay-for-performance orientation when setting executive pay levels, the Human Capital and Compensation Committee considers the Company's absolute and relative total shareholder return, short- and long-term business outlook, including income and revenue growth, and the broader market environment.
	The following graphs set forth the relationships between the Company’s cumulative total shareholder return relative to peer comparators, as well as compensation actually paid relative to the Company’s total shareholder return, net income (loss), and revenue over the last four completed fiscal years. Note that the Human Capital and Compensation Committee assesses target compensation and potentially realizable compensation in addition to compensation actually paid to maintain a holistic understanding of executive total compensation package
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue.
John Riccitiello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 27,130,731	$ 11,805,430	$ 12,501,471	$ 22,001,733
PEO Actually Paid Compensation Amount	$ 13,547,993	(213,136,090)	(17,400,715)	682,364,174
PEO Name	John Riccitiello
James Whitehurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,194,881
PEO Actually Paid Compensation Amount	$ 8,432,881
PEO Name	James Whitehurst
PEO | John Riccitiello [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,750,715)	(11,425,414)	(11,503,221)	(21,157,519)
PEO | John Riccitiello [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,647,018	20,244,142	186,322,120
PEO | John Riccitiello [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,748,047	(166,177,226)	(21,832,049)	285,950,938
PEO | John Riccitiello [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,137,021	0	0
PEO | John Riccitiello [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,419,930	(51,122,919)	(16,811,058)	209,246,902
PEO | James Whitehurst [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,940,000)
PEO | James Whitehurst [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,178,000
PEO | James Whitehurst [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James Whitehurst [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James Whitehurst [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,563,091)	(21,340,447)	(16,013,377)	(3,652,913)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,126,352	12,080,932	18,902,371	40,050,353
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,342,022	(12,104,442)	(9,078,025)	38,488,294
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,055	948,478	1,487,396	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 554,506	$ (4,943,240)	$ (1,597,206)	$ 11,282,278